united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
4,936	FlexShares Global Upstream Natural Resources Index Fund	$ 115,897
1,724	Guggenheim Timber ETF	38,531
3,954	iShares Core S&P Mid-Cap ETF	540,156
5,435	iShares Core S&P Small-Cap ETF	579,208
5,730	iShares S&P 500 Growth ETF	617,694
6,883	iShares S&P 500 Value ETF	578,378
1,959	SPDR Dow Jones International Real Estate ETF	77,067
894	SPDR Dow Jones REIT ETF	77,036
16,293	Vanguard FTSE All-World ex-US ETF	694,571
1,277	Vanguard FTSE All-World ex-US Small-Cap ETF	115,824
9,665	Vanguard FTSE Emerging Markets ETF	319,815
758	WisdomTree Emerging Markets SmallCap Dividend Fund	27,007
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,053,560)	3,781,184

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
123,028	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16%
	(Cost - $123,028) (a)	123,028

	TOTAL INVESTMENTS - 101.2% (Cost - $4,176,588) (b)	$ 3,904,212
	OTHER ASSETS AND LIABILITIES - NET - (1.2)%	(47,389)
	TOTAL NET ASSETS - 100.0%	$ 3,856,823

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,177,721 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 16,398
	Unrealized depreciation:	(289,907)
	Net unrealized depreciation:	$ (273,509)

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
17,973	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 438,182
2,733	iShares 3-7 Year Treasury Bond ETF	340,668
1,928	iShares Floating Rate Bond ETF	97,268
2,926	iShares iBoxx $ High Yield Corporate Bond ETF	243,707
2,938	iShares iBoxx $ Investment Grade Corporate Bond ETF	341,072
7,557	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	389,714
4,219	PowerShares Senior Loan Portfolio	97,206
6,372	SPDR Barclays Short Term Corporate Bond ETF	194,473
1,837	Vanguard Total International Bond ETF	97,232
2,809	WisdomTree Emerging Markets Local Debt Fund	97,332
		2,336,854
	EQUITY FUNDS - 50.0%
2,086	FlexShares Global Upstream Natural Resources Index Fund	48,979
2,180	Guggenheim Timber ETF	48,723
1,428	iShares Core S&P Mid-Cap ETF	195,079
1,833	iShares Core S&P Small-Cap ETF	195,343
3,169	iShares S&P 500 Growth ETF	341,618
6,383	iShares S&P 500 Value ETF	536,364
3,714	SPDR Dow Jones International Real Estate ETF	146,109
1,696	SPDR Dow Jones REIT ETF	146,144
577	Vanguard Energy ETF	48,907
9,157	Vanguard FTSE All-World ex-US ETF	390,363
1,078	Vanguard FTSE All-World ex-US Small-Cap ETF	97,775
5,892	Vanguard FTSE Emerging Markets ETF	194,966
559	Vanguard Materials ETF	48,817
		2,439,187
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,930,247)	4,776,041

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
121,136	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16%
	(Cost - $121,136) (a)	121,136

	TOTAL INVESTMENTS - 100.5% (Cost - $5,051,383) (b)	$ 4,897,177
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(25,471)
	TOTAL NET ASSETS - 100.0%	$ 4,871,706

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,081,784 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 65,076
	Unrealized depreciation:	(249,683)
	Net unrealized depreciation:	$ (184,607)

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.9%
10,693	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 260,695
1,839	iShares 1-3 Year Treasury Bond ETF	156,297
1,045	iShares 3-7 Year Treasury Bond ETF	130,259
1,549	iShares Floating Rate Bond ETF	78,147
1,348	iShares iBoxx $ Investment Grade Corporate Bond ETF	156,489
1,100	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	104,082
5,059	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	260,893
1,034	PIMCO Enhanced Short Maturity Exchange-Traded Fund	104,176
6,776	PowerShares Senior Loan Portfolio	156,119
6,825	SPDR Barclays Short Term Corporate Bond ETF	208,299
1,968	Vanguard Total International Bond ETF	104,166
1,504	WisdomTree Emerging Markets Local Debt Fund	52,114
		1,771,736
	EQUITY FUNDS - 30.1%
2,234	FlexShares Global Upstream Natural Resources Index Fund	52,454
766	iShares Core S&P Mid-Cap ETF	104,643
491	iShares Core S&P Small-Cap ETF	52,326
1,214	iShares S&P 500 Growth ETF	130,869
2,178	iShares S&P 500 Value ETF	183,018
1,327	SPDR Dow Jones International Real Estate ETF	52,204
605	SPDR Dow Jones REIT ETF	52,133
3,066	Vanguard FTSE All-World ex-US ETF	130,704
289	Vanguard FTSE All-World ex-US Small-Cap ETF	26,212
		784,563
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,551,690)	2,556,299

	SHORT-TERM INVESTMENT - 13.8%
	MONEY MARKET FUND - 13.8%
358,309	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16%
	(Cost - $358,309) (a)	358,309

	TOTAL INVESTMENTS - 111.8% (Cost - $3,003,484) (b)	$ 2,914,608
	OTHER LIABILITIES AND ASSETS - NET - (11.8)%	(306,614)
	TOTAL NET ASSETS - 100.0%	$ 2,607,994

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,004,463 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 9,726
	Unrealized depreciation:	(99,581)
	Net unrealized depreciation:	$ (89,855)

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
8,031	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 195,796
3,138	iShares iBoxx $ High Yield Corporate Bond ETF	261,364
3,799	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	195,914
5,649	WisdomTree Emerging Markets Local Debt Fund	195,738
		848,812
	EQUITY FUNDS - 85.0%
11,185	FlexShares Global Upstream Natural Resources Index Fund	262,624
2,923	Guggenheim Timber ETF	65,329
5,265	iShares Core S&P Mid-Cap ETF	719,252
7,369	iShares Core S&P Small-Cap ETF	785,314
7,890	iShares S&P 500 Growth ETF	850,542
9,335	iShares S&P 500 Value ETF	784,420
4,983	SPDR Dow Jones International Real Estate ETF	196,031
1,516	SPDR Dow Jones REIT ETF	130,634
773	Vanguard Energy ETF	65,520
26,083	Vanguard FTSE All-World ex-US ETF	1,111,918
1,443	Vanguard FTSE All-World ex-US Small-Cap ETF	130,880
10,858	Vanguard FTSE Emerging Markets ETF	359,291
749	Vanguard Materials ETF	65,410
917	WisdomTree Emerging Markets SmallCap Dividend Fund	32,673
		5,559,838
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,645,458)	6,408,650

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
57,682	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16%
	(Cost - $57,682) (a)	57,682

	TOTAL INVESTMENTS - 98.9% (Cost - $6,703,140) (b)	$ 6,466,332
	OTHER ASSETS AND LIABILITIES - NET - 1.1%	70,274
	TOTAL NET ASSETS - 100.0%	$ 6,536,606

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,708,509 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 199,875
	Unrealized depreciation:	(442,052)
	Net unrealized depreciation:	$ (242,177)

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.0%
9,790	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 238,680
2,391	iShares iBoxx $ High Yield Corporate Bond ETF	199,146
2,401	iShares iBoxx $ Investment Grade Corporate Bond ETF	278,732
3,859	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	199,009
3,447	PowerShares Senior Loan Portfolio	79,419
6,508	SPDR Barclays Short Term Corporate Bond ETF	198,624
751	Vanguard Total International Bond ETF	39,750
2,295	WisdomTree Emerging Markets Local Debt Fund	79,522
		1,312,882
	EQUITY FUNDS - 65.0%
5,113	FlexShares Global Upstream Natural Resources Index Fund	120,053
1,781	Guggenheim Timber ETF	39,805
2,334	iShares Core S&P Mid-Cap ETF	318,848
2,994	iShares Core S&P Small-Cap ETF	319,071
3,699	iShares S&P 500 Growth ETF	398,752
4,741	iShares S&P 500 Value ETF	398,386
3,037	SPDR Dow Jones International Real Estate ETF	119,476
924	SPDR Dow Jones REIT ETF	79,621
471	Vanguard Energy ETF	39,922
11,221	Vanguard FTSE All-World ex-US ETF	478,351
880	Vanguard FTSE All-World ex-US Small-Cap ETF	79,816
4,812	Vanguard FTSE Emerging Markets ETF	159,229
456	Vanguard Materials ETF	39,823
		2,591,153
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,162,561)	3,904,035

	SHORT-TERM INVESTMENT - 4.3%
	MONEY MARKET FUND - 4.3%
172,428	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16%
	(Cost - $172,428) (a)	172,428

	TOTAL INVESTMENTS - 102.4% (Cost - $4,334,989) (b)	$ 4,076,463
	OTHER ASSETS AND LIABILITIES - NET - (2.4)%	(94,295)
	TOTAL NET ASSETS - 100.0%	$ 3,982,168

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,347,154 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,415
	Unrealized depreciation:	(274,106)
	Net unrealized depreciation:	$ (270,691)

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.5%
	DEBT FUNDS - 43.3%
2,147,054	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 52,345,177
326,425	iShares 3-7 Year Treasury Bond ETF			40,688,876
230,236	iShares Floating Rate Bond ETF			11,615,406
349,517	iShares iBoxx $ High Yield Corporate Bond ETF			29,111,271
350,783	iShares iBoxx $ Investment Grade Corporate Bond ETF			40,722,398
902,453	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			46,539,501
503,814	PowerShares Senior Loan Portfolio			11,607,875
761,009	SPDR Barclays Short Term Corporate Bond ETF			23,225,995
219,403	Vanguard Total International Bond ETF			11,613,001
335,488	WisdomTree Emerging Markets Local Debt Fund			11,624,659
				279,094,159
	EQUITY FUNDS - 45.2%
248,459	FlexShares Global Upstream Natural Resources Index Fund			5,833,817
260,346	Guggenheim Timber ETF			5,818,733
170,601	iShares Core S&P Mid-Cap ETF			23,305,803
218,897	iShares Core S&P Small-Cap ETF			23,327,853
378,576	iShares S&P 500 Growth ETF			40,810,493
762,151	iShares S&P 500 Value ETF			64,043,549
443,779	SPDR Dow Jones International Real Estate ETF			17,458,266
202,615	SPDR Dow Jones REIT ETF			17,459,335
68,790	Vanguard Energy ETF			5,830,640
1,093,454	Vanguard FTSE All-World ex-US ETF			46,613,944
128,546	Vanguard FTSE All-World ex-US Small-Cap ETF			11,659,122
703,159	Vanguard FTSE Emerging Markets ETF			23,267,531
66,708	Vanguard Materials ETF			5,825,610
				291,254,696
	TOTAL EXCHANGE TRADED FUNDS (Cost - $579,905,312)			570,348,855

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUNDS - 11.5%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.11% (a)			28,750,000
28,750,000	Federated Prime Cash Obligations Fund to yield 0.10% (a)			28,750,000
16,740,281	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16% (a)			16,740,281
	(Cost - $74,240,281)			74,240,281

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.3%
$ 1,527,000	United States Treasury Bill (Cost $1,526,870) (c)	0.04%	12/17/2015	1,526,870

	TOTAL SHORT-TERM INVESTMENTS (Cost - $75,767,151)			75,767,151

	TOTAL INVESTMENTS - 100.3% (Cost - $655,672,463) (d)			$ 646,116,006
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%			(1,888,822)
	TOTAL NET ASSETS - 100.0%			$ 644,227,184

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $656,305,689 and differs from value by net unrealized appreciation (depreciation)
of securities as follows:

			Unrealized appreciation:	$ 16,858,793
			Unrealized depreciation:	(27,048,476)
			Net unrealized depreciation:	$ (10,189,683)

				Unrealized
Contracts				Appreciation
	OPEN SHORT FUTURES CONTRACTS
(264)	MSCI EAFE Index Mini December 2015
	(Underlying Face Amount at Value $21,773,400)			$ 88,285
(437)	MSCI Emerging Market Index Mini December 2015
	(Underlying Face Amount at Value $17,285,535)			18,515
(192)	Russell 2000 Index Mini December 2015
	(Underlying Face Amount at Value $21,041,280)			619,740
(293)	S&P 500 Index E-Mini December 2015
	(Underlying Face Amount at Value $27,963,188)			215,325
(86)	S&P Midcap 400 Index E-Mini December 2015
	(Underlying Face Amount at Value $11,720,940)			212,390

	NET UNREALIZED APPRECIATION OF OPEN SHORT FUTURES CONTRACTS			$ 1,154,255

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS -89.0%
	DEBT FUNDS - 11.8%
1,253,966	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 30,571,691
490,000	iShares iBoxx $ High Yield Corporate Bond ETF			40,812,100
593,196	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			30,591,118
882,085	WisdomTree Emerging Markets Local Debt Fund (a)			30,564,245
				132,539,154
	EQUITY FUNDS - 77.2%
1,742,037	FlexShares Global Upstream Natural Resources Index Fund			40,903,029
456,345	Guggenheim Timber ETF (a)			10,199,311
822,744	iShares Core S&P Mid-Cap ETF			112,395,058
1,151,670	iShares Core S&P Small-Cap ETF			122,733,472
1,232,024	iShares S&P 500 Growth ETF			132,812,187
1,457,203	iShares S&P 500 Value ETF			122,448,768
778,256	SPDR Dow Jones International Real Estate ETF			30,616,591
241,732	SPDR Dow Jones REIT ETF			20,830,046
120,485	Vanguard Energy ETF			10,212,309
225,320	Vanguard FTSE All World ex-US Small-Cap ETF			20,436,524
4,074,799	Vanguard FTSE All-World ex-US ETF			173,708,681
1,678,143	Vanguard FTSE Emerging Markets ETF			55,529,752
116,916	Vanguard Materials ETF			10,210,274
158,988	WisdomTree Emerging Markets SmallCap Dividend Fund			5,664,743
				868,700,745
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,002,013,069)			1,001,239,899

	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUNDS - 11.1%
40,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.11% (b)			40,000,000
40,000,000	Federated Prime Cash Obligations Fund to yield 0.10% (b)			40,000,000
44,662,066	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16% (b)			44,662,066
	(Cost - $124,662,066)			124,662,066

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 1.1%
$ 12,392,000	United States Treasury Bill (Cost $12,390,942) (c)	0.04%	12/17/2015	12,390,942

	TOTAL SHORT-TERM INVESTMENTS (Cost - $137,053,008)			137,053,008

	TOTAL INVESTMENTS - 101.2% (Cost - $1,139,066,077) (e)			$ 1,138,292,907
	OTHER ASSETS AND LIABILITIES - NET - (1.2)%			(13,787,130)
	TOTAL NET ASSETS - 100.0%			$ 1,124,505,777

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at Septmeber 30, 2015.
(c) All or a portion of this security may be held as collateral for futures contracs.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,139,874,452 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 63,394,851
			Unrealized depreciation:	(64,976,396)
			Net unrealized depreciation:	$ (1,581,545)

				Unrealized
Contracts				Appreciation
	OPEN SHORT FUTURES CONTRACTS
(1,219)	MSCI EAFE Index Mini December 2015
	(Underlying Face Amount at Value $100,537,025)			$ 1,993,835
(2,262)	MSCI Emerging Market Index Mini December 2015
	(Underlying Face Amount at Value $89,473,410)			1,190,940
(1,076)	Russell 2000 Index Mini December 2015
	(Underlying Face Amount at Value $117,918,840)			4,777,580
(1,214)	S&P 500 Index E-Mini December 2015
	(Underlying Face Amount at Value $115,861,125)			1,926,720
(555)	S&P Midcap 400 Index E-Mini December 2015
	(Underlying Face Amount at Value $75,640,950)			1,916,770

	NET UNREALIZED APPRECIATION OF OPEN SHORT FUTURES CONTRACTS			$ 11,805,845

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.7%
	DEBT FUNDS - 29.8%
2,369,879	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 57,777,650
578,923	iShares iBoxx $ High Yield Corporate Bond ETF			48,218,497
580,971	iShares iBoxx $ Investment Grade Corporate Bond ETF			67,444,923
934,237	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			48,178,602
834,312	PowerShares Senior Loan Portfolio			19,222,548
1,575,624	SPDR Barclays Short Term Corporate Bond ETF			48,088,044
181,729	Vanguard Total International Bond ETF			9,618,916
555,686	WisdomTree Emerging Markets Local Debt Fund			19,254,520
				317,803,700
	EQUITY FUNDS - 58.9%
1,234,607	FlexShares Global Upstream Natural Resources Index Fund			28,988,572
431,225	Guggenheim Timber ETF (a)			9,637,879
565,442	iShares Core S&P Mid-Cap ETF			77,245,032
725,414	iShares Core S&P Small-Cap ETF			77,307,370
896,126	iShares S&P 500 Growth ETF			96,602,383
1,147,627	iShares S&P 500 Value ETF			96,435,097
734,977	SPDR Dow Jones International Real Estate ETF			28,913,995
223,787	SPDR Dow Jones REIT ETF			19,283,726
113,941	Vanguard Energy ETF			9,657,639
2,716,717	Vanguard FTSE All-World ex-US ETF			115,813,646
212,917	Vanguard FTSE All-World ex-US Small-Cap ETF			19,311,572
1,164,679	Vanguard FTSE Emerging Markets ETF			38,539,228
110,480	Vanguard Materials ETF			9,648,218
				627,384,357
	TOTAL EXCHANGE TRADED FUNDS (Cost - $961,709,070)			945,188,057

	SHORT-TERM INVESTMENTS - 11.4%
	MONEY MARKET FUNDS - 11.3%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.11% (b)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund to yield 0.10% (b)			35,000,000
50,587,356	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.16% (b)			50,587,356
	(Cost - $120,587,356)			120,587,356

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.1%
$ 645,000	United States Treasury Bill (Cost $644,945) (c)	0.04%	12/17/2015	644,945

	TOTAL SHORT-TERM INVESTMENTS (Cost - $121,232,301)			121,232,301

	TOTAL INVESTMENTS - 100.1% (Cost - $1,082,941,371) (e)			$ 1,066,420,358
	OTHER ASSETS AND LIABILITIES - NET - (0.1)%			(909,899)
	TOTAL NET ASSETS - 100.0%			$ 1,065,510,459

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(c) All or a portion of this security held as collateral for futures contracts.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,083,858,450 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 36,972,616
			Unrealized depreciation:	(54,410,708)
			Net unrealized depreciation:	$ (17,438,092)

				Unrealized
Contracts				Appreciation
	OPEN SHORT FUTURES CONTRACTS
(707)	MSCI EAFE Index Mini December 2015
	(Underlying Face Amount at Value $58,309,825)			$ 652,260
(1,179)	MSCI Emerging Market Index Mini December 2015
	(Underlying Face Amount at Value $46,635,345)			360,150
(552)	Russell 2000 Index Mini December 2015
	(Underlying Face Amount at Value $60,493,680)			2,249,270
(702)	S&P 500 Index E-Mini December 2015
	(Underlying Face Amount at Value $66,997,125)			824,500
(308)	S&P Midcap 400 Index E-Mini December 2015
	(Underlying Face Amount at Value $41,977,320)			976,180

	NET UNREALIZED APPRECIATION OF OPEN SHORT FUTURES CONTRACTS			$ 5,062,360

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 88.6%
	DEBT FUNDS - 38.8%
173,971	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$ 4,241,413
19,845	iShares 3-7 Year Treasury Bond ETF			2,473,679
13,995	iShares Floating Rate Bond ETF			706,048
31,881	iShares iBoxx $ High Yield Corporate Bond ETF			2,655,369
31,989	iShares iBoxx $ Investment Grade Corporate Bond ETF			3,713,603
71,990	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund			3,712,524
45,930	PowerShares Senior Loan Portfolio			1,058,227
75,183	SPDR Barclays Short Term Corporate Bond ETF			2,294,585
16,672	Vanguard Total International Bond ETF			882,449
30,594	WisdomTree Emerging Markets Local Debt Fund			1,060,082
				22,797,979
	EQUITY FUNDS - 49.8%
37,779	FlexShares Global Upstream Natural Resources Index Fund			887,051
23,742	Guggenheim Timber ETF			530,634
20,587	iShares Core S&P Mid-Cap ETF			2,812,390
26,636	iShares Core S&P Small-Cap ETF			2,838,599
39,492	iShares S&P 500 Growth ETF			4,257,238
67,446	iShares S&P 500 Value ETF			5,667,487
40,469	SPDR Dow Jones International Real Estate ETF			1,592,050
16,428	SPDR Dow Jones REIT ETF			1,415,601
6,277	Vanguard Energy ETF			532,039
11,730	Vanguard FTSE All World ex-US Small-Cap ETF			1,063,911
116,473	Vanguard FTSE All-World ex-US ETF			4,965,244
64,172	Vanguard FTSE Emerging Markets ETF			2,123,451
6,083	Vanguard Materials ETF			531,228
				29,216,923
	TOTAL EXCHANGE TRADED FUNDS (Cost - $55,507,255)			52,014,902

	SHORT-TERM INVESTMENTS - 12.1%
	MONEY MARKET FUND - 12.0%
7,068,397	STIT - Liquid Assets Portfolio			7,068,397

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.1%
$ 12,000	United States Treasury Bill (c)	0.01%	12/17/2015	11,999

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,080,396)			7,080,396

	TOTAL INVESTMENTS - 100.7% (Cost - $62,587,651) (d)			$ 59,095,298
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%			(404,238)
	TOTAL NET ASSETS - 100.0%			$ 58,691,060

TIPS - Treasury Inflation Protected Security
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,592,235 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 41,339
			Unrealized depreciation:	(3,538,276)
			Net unrealized depreciation:	$ (3,496,937)

				Unrealized
Contracts				Appreciation
	OPEN SHORT FUTURES CONTRACTS
(32)	MSCI EAFE Index Mini December 2015
	(Underlying Face Amount at Value $2,639,200)			$ 20,830
(52)	MSCI Emerging Market Index Mini December 2015
	(Underlying Face Amount at Value $2,056,860)			13,345
(24)	Russell Mini December 2015
	(Underlying Face Amount at Value $2,630,160)			86,380
(34)	S&P 500 Index E-MiniDecember 2015
	(Underlying Face Amount at Value $3,244,875)			36,675
(11)	S&P Midcap 400 Index E-Mini December 2015
	(Underlying Face Amount at Value $1,499,190)			33,350

	NET UNREALIZED APPRECIATION OF OPEN SHORT FUTURES CONTRACTS			$ 190,580

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 3,781,184	$ -	$ -	$ 3,781,184
Short-Term Investment	123,028	-	-	123,028
Total	$ 3,904,212	$ -	$ -	$ 3,904,212

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 2,336,854	$ -	$ -	$ 2,336,854
Equity Funds	2,439,187	-	-	2,439,187
Short-Term Investment	121,136	-	-	121,136
Total	$ 4,897,177	$ -	$ -	$ 4,897,177
Conservative ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,771,736	$ -	$ -	$ 1,771,736
Equity Funds	784,563	-	-	784,563
Short-Term Investment	358,309	-	-	358,309
Total	$ 2,914,608	$ -	$ -	$ 2,914,608

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 848,812	$ -	$ -	$ 848,812
Equity Funds	5,559,838	-	-	5,559,838
Short-Term Investment	57,682	-	-	57,682
Total	$ 6,466,332	$ -	$ -	$ 6,466,332

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,312,882	$ -	$ -	$ 1,312,882
Equity Funds	2,591,153	-	-	2,591,153
Short-Term Investment	172,428	-	-	172,428
Total	$ 4,076,463	$ -	$ -	$ 4,076,463

Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 279,094,159	$ -	$ -	$ 279,094,159
Equity Funds	291,254,696	-	-	291,254,696
Short-Term Investments	75,767,151	-	-	75,767,151
Short Futures Contracts	1,154,255	-	-	1,154,255
Total	$ 647,270,261	$ -	$ -	$ 647,270,261

Managed Risk Flex ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 22,797,979	$ -	$ -	$ 22,797,979
Equity Funds	29,216,923	-	-	29,216,923
Short-Term Investments	7,080,396	-	-	7,080,396
Short Futures Contracts	190,580	-	-	190,580
Total	$ 59,285,878	$ -	$ -	$ 59,858,878

Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 132,539,154	$ -	$ -	$ 132,539,154
Equity Funds	868,700,745	-	-	868,700,745
Short-Term Investments	137,053,008	-	-	137,053,008
Short Futures Contracts	11,805,845	-	-	11,805,845
Total	$ 1,150,098,752	$ -	$ -	$ 1,150,098,752

Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 317,803,700	$ -	$ -	$ 317,803,700
Equity Funds	627,384,357	-	-	627,384,357
Short-Term Investments	121,232,301	-	-	121,232,301
Short Futures Contracts	5,062,360	-	-	5,062,360
Total	$ 1,071,482,718	$ -	$ -	$ 1,071,482,718

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at September 30, 2015 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/25/2015